Risk/Return Summary - VIPContrafundPortfolio-InitialServiceService2PRO - VIPContrafundPortfolio-InitialServiceService2PRO - VIP Contrafund Portfolio	Apr. 30, 2025
Risk Lose Money [Text]
Prospectus Line Items
Risk Text Block	You could lose money by investing in the fund.
GrowthInvestingMember
Prospectus Line Items
Risk Text Block	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
IssuerSpecificChangesMember
Prospectus Line Items
Risk Text Block	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
StockMarketVolatilityMember
Prospectus Line Items
Risk Text Block	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
ValueInvestingMember
Prospectus Line Items
Risk Text Block	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
ForeignExposureMember
Prospectus Line Items
Risk Text Block	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.